Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - Measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities carried at fair value
Derivative assets	$ 6
Equity investments	5
Derivative liabilities	48
Level 1
Financial assets and liabilities carried at fair value
Equity investments	5	$ 6
Level 2
Financial assets and liabilities carried at fair value
Derivative assets	6
Derivative liabilities	$ 48	$ 1